CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional Paid-In Capital	Statutory Reserves	(Accumulated Deficit) Retained Earnings	Total Stockholders' Equity (Deficit)
Beginning Balance (in shares) at Dec. 31, 2015	47,101,986
Beginning Balance at Dec. 31, 2015	¥ 327	¥ 2,438,151	¥ 172,672	¥ (965,849)	¥ 1,645,301
Stock-based compensation		8,399			8,399
Appropriations to statutory reserves			15,252	(15,252)	0
Disposal of subsidiaries			(28,123)	28,123	0
Equity awards exercised (in shares)	21,912
Equity awards exercised					0
Capital distribution		(1,486,175)			(1,486,175)
Gain on disposal of entity under common control		1,798			1,798
Net income (loss)				(12,270)	(12,270)
Ending Balance (in shares) at Dec. 31, 2016	47,123,898
Ending Balance at Dec. 31, 2016	¥ 327	962,173	159,801	(965,248)	157,053
Stock-based compensation		24,045			24,045
Appropriations to statutory reserves			4,458	(4,458)	0
Disposal of subsidiaries			(3,970)	3,970	0
Equity awards exercised (in shares)	407,901
Equity awards exercised					0
Capital contribution		29,812			29,812
Cash dividend		(322,141)			(322,141)
Net income (loss)				(8,382)	(8,382)
Ending Balance (in shares) at Dec. 31, 2017	47,531,799
Ending Balance at Dec. 31, 2017	¥ 327	693,889	160,289	(974,118)	(119,613)
Stock-based compensation		13,269			13,269
Appropriations to statutory reserves			25,733	(25,733)
Equity awards exercised (in shares)	57,061
Debt conversion	¥ 9	195,158			195,167
Debt conversion (in shares)	1,320,000
Net income (loss)				274,801	274,801
Ending Balance (in shares) at Dec. 31, 2018	48,908,860
Ending Balance at Dec. 31, 2018	¥ 336	¥ 902,316	¥ 186,022	¥ (725,050)	¥ 363,624